Borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term loan:
Short-term loan	1,122,352	972,730
Long-term loan due in one year:
Long-term loan due in one year	936,163	1,850,500
Short-term borrowings and current portion of long term borrowings	2,058,515	2,823,230
Long-term loan
Long-term loan	1,554,000	2,088,139
Total borrowings	3,612,515	4,911,369
Industrial and Commercial Bank of China | Bank borrowings one due in January 2013
Short-term loan:
Short-term loan		100,000
Industrial and Commercial Bank of China | Bank borrowings one due in September 2013
Long-term loan due in one year:
Long-term loan due in one year		70,000
Industrial and Commercial Bank of China | Bank borrowings due in October 2013
Long-term loan due in one year:
Long-term loan due in one year		160,000
Industrial and Commercial Bank of China | Bank borrowings two due in September 2013
Long-term loan due in one year:
Long-term loan due in one year		30,000
Industrial and Commercial Bank of China | Bank borrowings two due in January 2013
Long-term loan due in one year:
Long-term loan due in one year		500,000
Industrial and Commercial Bank of China | Bank borrowings one due in November 2014
Long-term loan due in one year:
Long-term loan due in one year	150,000
Long-term loan
Long-term loan		150,000
Industrial and Commercial Bank of China | Bank borrowings one due in March 2014
Long-term loan due in one year:
Long-term loan due in one year	140,000
Long-term loan
Long-term loan		140,000
Industrial and Commercial Bank of China | Bank borrowings two due in March 2014
Long-term loan due in one year:
Long-term loan due in one year	40,000
Long-term loan
Long-term loan		40,000
Industrial and Commercial Bank of China | Bank borrowings three due in March 2014
Long-term loan due in one year:
Long-term loan due in one year	20,000
Long-term loan
Long-term loan		20,000
Industrial and Commercial Bank of China | Bank borrowings four due in March 2014
Long-term loan
Long-term loan		54,122
Industrial and Commercial Bank of China | Bank borrowings one due in June 2014
Long-term loan due in one year:
Long-term loan due in one year	15,917
Long-term loan
Long-term loan		59,017
Industrial and Commercial Bank of China | Bank borrowings one due in January 2015
Long-term loan
Long-term loan		190,000
Industrial and Commercial Bank of China | Bank borrowings due in January 2014
Long-term loan
Long-term loan		750,000
Industrial and Commercial Bank of China | Bank borrowings two due in June 2014
Long-term loan due in one year:
Long-term loan due in one year	57,246
Industrial and Commercial Bank of China | Bank borrowings one due in January 2019
Long-term loan
Long-term loan	720,000
Industrial and Commercial Bank of China | Bank borrowings one due in January 2018
Long-term loan
Long-term loan	432,000
Industrial and Commercial Bank of China | Bank borrowings one due in January 2017
Long-term loan
Long-term loan	288,000
Bank of China | Bank borrowings one due in January 2013
Short-term loan:
Short-term loan		94,283
Bank of China | Bank borrowings one due in May 2013
Short-term loan:
Short-term loan		30,000
Bank of China | Bank borrowings two due in May 2013
Short-term loan:
Short-term loan		30,000
Bank of China | Bank borrowings one due in April 2013
Short-term loan:
Short-term loan		100,000
Bank of China | Bank borrowings two due in April 2013
Short-term loan:
Short-term loan		51,455
Bank of China | Bank borrowings one due in March 2013
Short-term loan:
Short-term loan		6,381
Bank of China | Bank borrowings due in February 2013
Short-term loan:
Short-term loan		102,139
Bank of China | Bank borrowings two due in March 2013
Short-term loan:
Short-term loan		10,336
Bank of China | Bank borrowings three due in March 2013
Short-term loan:
Short-term loan		65,998
Bank of China | Bank borrowings due in July 2013
Long-term loan due in one year:
Long-term loan due in one year		100,000
Bank of China | Bank borrowings one due in September 2013
Long-term loan due in one year:
Long-term loan due in one year		100,000
Bank of China | Bank borrowings due in October 2013
Long-term loan due in one year:
Long-term loan due in one year		100,000
Bank of China | Bank borrowings due in December 2013
Long-term loan due in one year:
Long-term loan due in one year		20,000
Bank of China | Bank borrowings due in June 2013
Long-term loan due in one year:
Long-term loan due in one year		100,000
Bank of China | Bank borrowings one due in April 2014
Long-term loan
Long-term loan		30,000
Bank of China | Bank borrowings one due in September 2014
Short-term loan:
Short-term loan	200,000
Agriculture Bank of China | Bank borrowings one due in May 2013
Long-term loan due in one year:
Long-term loan due in one year		10,000
Agriculture Bank of China | Bank borrowings two due in May 2013
Long-term loan due in one year:
Long-term loan due in one year		30,000
Agriculture Bank of China | Bank borrowings one due in April 2013
Long-term loan due in one year:
Long-term loan due in one year		80,000
Agriculture Bank of China | Bank borrowings two due in April 2013
Long-term loan due in one year:
Long-term loan due in one year		20,000
Agriculture Bank of China | Bank borrowings one due in March 2013
Short-term loan:
Short-term loan		20,947
Agriculture Bank of China | Bank borrowings due in February 2013
Short-term loan:
Short-term loan		4,762
Agriculture Bank of China | Bank borrowings two due in March 2013
Short-term loan:
Short-term loan		13,175
Agriculture Bank of China | Bank borrowings due in December 2013
Long-term loan due in one year:
Long-term loan due in one year		120,000
Agriculture Bank of China | Bank borrowings due in June 2013
Long-term loan due in one year:
Long-term loan due in one year		40,000
Agriculture Bank of China | Bank borrowings one due in May 2014
Short-term loan:
Short-term loan	3,073
Agriculture Bank of China | Bank borrowings one due in April 2014
Short-term loan:
Short-term loan	539
Agriculture Bank of China | Bank borrowings due in January 2014
Short-term loan:
Short-term loan	34,379
Agriculture Bank of China | Bank borrowings one due in February 2019
Long-term loan
Long-term loan	10,100	40,000
Agriculture Bank of China | Bank borrowings one due in September 2014
Short-term loan:
Short-term loan	80,000
Agriculture Bank of China | Bank borrowings one due in February 2014
Short-term loan:
Short-term loan	79,248
Agriculture Bank of China | Bank borrowings two due in April 2014
Short-term loan:
Short-term loan	95,721
Agriculture Bank of China | Bank borrowings two due in May 2014
Short-term loan:
Short-term loan	2,038
Agriculture Bank of China | Bank borrowings three due in May 2014
Short-term loan:
Short-term loan	1,996
Agriculture Bank of China | Bank borrowings two due in February 2014
Long-term loan due in one year:
Long-term loan due in one year	2,850
Agriculture Bank of China | Bank borrowings three due in February 2014
Long-term loan due in one year:
Long-term loan due in one year	8,150
Agriculture Bank of China | Bank borrowings one due in August 2014
Long-term loan due in one year:
Long-term loan due in one year	2,850
Agriculture Bank of China | Bank borrowings two due in August 2014
Long-term loan due in one year:
Long-term loan due in one year	8,150
Agriculture Bank of China | Bank borrowings one due in February 2015
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in August 2015
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in August 2015
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in February 2016
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in February 2016
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in August 2016
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in August 2016
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings two due in February 2015
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings one due in February 2017
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in February 2017
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in August 2017
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in August 2017
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in February 2018
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in February 2018
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings one due in August 2018
Long-term loan
Long-term loan	2,850
Agriculture Bank of China | Bank borrowings two due in August 2018
Long-term loan
Long-term loan	8,150
Agriculture Bank of China | Bank borrowings two due in February 2019
Long-term loan
Long-term loan	2,900
Agriculture Bank of China | Bank borrowings one due in August 2019
Long-term loan
Long-term loan	2,900
Agriculture Bank of China | Bank borrowings two due in August 2019
Long-term loan
Long-term loan	10,100	118,000
Bank of Communications | Bank borrowings one due in May 2013
Short-term loan:
Short-term loan		52,401
Bank of Communications | Bank borrowings two due in May 2013
Short-term loan:
Short-term loan		51,569
Bank of Communications | Bank borrowings one due in April 2013
Short-term loan:
Short-term loan		100,000
Bank of Communications | Bank borrowings one due in February 2014
Short-term loan:
Short-term loan	42,000
China Merchants Bank | Bank borrowings one due in April 2013
Long-term loan due in one year:
Long-term loan due in one year		8,500
China Merchants Bank | Bank borrowings one due in March 2013
Short-term loan:
Short-term loan		50,000
China Merchants Bank | Bank borrowings two due in March 2013
Long-term loan due in one year:
Long-term loan due in one year		28,500
China Merchants Bank | Bank borrowings three due in March 2013
Long-term loan due in one year:
Long-term loan due in one year		8,500
China Merchants Bank | Bank borrowings one due in March 2014
Short-term loan:
Short-term loan	10,000
China Merchants Bank | Bank borrowings two due in March 2014
Short-term loan:
Short-term loan	10,000
China Merchants Bank | Bank borrowings three due in March 2014
Short-term loan:
Short-term loan	10,000
China Merchants Bank | Bank borrowings four due in March 2014
Short-term loan:
Short-term loan	10,000
China Merchants Bank | Bank borrowings five due in March 2014
Short-term loan:
Short-term loan	10,000
China Merchants Bank | Bank borrowings two due in June 2014
Short-term loan:
Short-term loan	30,000
China Bohai Bank | Bank borrowings one due in May 2013
Short-term loan:
Short-term loan		50,000
China Guangfa Bank | Bank borrowings one due in May 2013
Short-term loan:
Short-term loan		39,284
Export-Import Bank of China | Bank borrowings one due in September 2013
Long-term loan due in one year:
Long-term loan due in one year		130,000
China Construction Bank | Bank borrowings one due in May 2013
Long-term loan due in one year:
Long-term loan due in one year		48,000
China Construction Bank | Bank borrowings one due in May 2014
Long-term loan due in one year:
Long-term loan due in one year	34,000
Long-term loan
Long-term loan		38,000
China Construction Bank | Bank borrowings one due in April 2014
Long-term loan
Long-term loan		159,000
China Construction Bank | Bank borrowings two due in April 2014
Long-term loan due in one year:
Long-term loan due in one year	157,000
Shanghai Pudong Development Bank | Bank borrowings one due in September 2013
Long-term loan due in one year:
Long-term loan due in one year		49,000
Shanghai Pudong Development Bank | Bank borrowings due in June 2013
Long-term loan due in one year:
Long-term loan due in one year		98,000
Bank of Xingtai | Bank borrowings one due in June 2014
Short-term loan:
Short-term loan	20,000
Bank of Xingtai | Bank borrowings one due in September 2014
Long-term loan due in one year:
Long-term loan due in one year	100,000
Long-term loan
Long-term loan		100,000
Bank of Xingtai | Bank borrowings two due in June 2014
Short-term loan:
Short-term loan	40,000
China Everbright Bank | Bank borrowings one due in June 2014
Long-term loan due in one year:
Long-term loan due in one year	200,000
Long-term loan
Long-term loan		200,000
Huaxia Bank | Bank borrowings one due in February 2014
Short-term loan:
Short-term loan	40,000
Huaxia Bank | Bank borrowings two due in February 2014
Short-term loan:
Short-term loan	10,000
Hefei S & T Rural Commercial Bank | Bank borrowings one due in March 2014
Short-term loan:
Short-term loan	150,000
Hefei S & T Rural Commercial Bank | Bank borrowings two due in March 2014
Short-term loan:
Short-term loan	50,000
Rural Credit Cooperative of Hebei | Bank borrowings one due in March 2014
Short-term loan:
Short-term loan	28,000
OCBC Bank | Bank borrowings one due in May 2014
Short-term loan:
Short-term loan	54,873
OCBC Bank | Bank borrowings one due in April 2014
Short-term loan:
Short-term loan	30,485
Other loan | Bank borrowings one due in November 2014
Short-term loan:
Short-term loan	50,000
Other loan | Bank borrowings one due in March 2014
Short-term loan:
Short-term loan	30,000